CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Cumulative stock based compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Accumulated profit (deficit) [Member]	Treasury stock [Member]	Total comprehensive income [Member]	Non controlling interest [Member]	Total
BALANCE at Dec. 31, 2022	$ 440,150	$ 1,384,398	$ 174,121	$ (2,040)	$ (45,497)	$ (50,879)	$ (9,072)		$ (2,640)	$ 1,888,541
BALANCE, SHARES at Dec. 31, 2022	110,041
Proceeds from an investment in a subsidiary									1,960	1,960
Issuance of ordinary shares upon vesting of RSUs	$ 3,481	(3,481)								0
Issuance of ordinary shares upon vesting of RSUs, shares	871
Employee stock-based compensation			28,222							28,222
Comprehensive income:
Net profit						518,494		$ 518,494	1,036	519,530
Foreign currency translation adjustments					(9,945)			(9,945)	(5,816)	(15,761)
Unrealized gain on derivatives				4,769				4,769		4,769
Change in employees plan assets and benefit obligations				(222)				(222)		(222)
Comprehensive income								513,096		513,096
BALANCE at Dec. 31, 2023	$ 443,631	1,380,917	202,343	2,507	(55,442)	467,615	(9,072)		(5,460)	2,427,039
BALANCE, SHARES at Dec. 31, 2023	110,912
Issuance of ordinary shares upon vesting of RSUs	$ 2,931	(2,931)								0
Issuance of ordinary shares upon vesting of RSUs, shares	725
Employee stock-based compensation			34,208							34,208
Comprehensive income:
Net profit						207,864		207,864	(642)	207,222
Foreign currency translation adjustments					(12,920)			(12,920)	(7,036)	(19,956)
Unrealized gain on derivatives				1,065				1,065		1,065
Realized gain on marketable securities which was previously presented in other comprehensive income				(9,524)				(9,524)		(9,524)
Change in employees plan assets and benefit obligations				126				126		126
Comprehensive income								186,611		186,611
BALANCE at Dec. 31, 2024	$ 446,562	1,377,986	236,551	(5,826)	(68,362)	675,479	(9,072)		(13,138)	2,640,180
BALANCE, SHARES at Dec. 31, 2024	111,637
Issuance of ordinary shares upon vesting of RSUs	$ 4,343	(4,343)								0
Issuance of ordinary shares upon vesting of RSUs, shares	984
Employee stock-based compensation			37,768							37,768
Comprehensive income:
Net profit						220,470		220,470	(1,656)	218,814
Foreign currency translation adjustments					(2,799)			(2,799)	90	(2,709)
Unrealized gain on derivatives				10,584				10,584		10,584
Change in employees plan assets and benefit obligations				(54)				(54)		(54)
Comprehensive income								$ 228,201		228,201
BALANCE at Dec. 31, 2025	$ 450,905	$ 1,373,643	$ 274,319	$ 4,704	$ (71,161)	$ 895,949	$ (9,072)		$ (14,704)	$ 2,904,583
BALANCE, SHARES at Dec. 31, 2025	112,621
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2025 at Dec. 31, 2025	112,534